Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Disclosure of leases [text block] [Abstract]
Rental expense	$ 24,378	$ 24,584
Interest expense generated from the lease liability	$ 2,054	$ 3,765